Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
March 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.03%
Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2021-DNA3 M1 144A 6.07% (SOFR + 0.75%) 10/25/33 #, •	11,262	$ 11,255
Total Agency Collateralized Mortgage Obligations (cost $11,263)		11,255

Corporate Bonds — 97.32%
Banking — 23.99%
Bank of America
2.482% 9/21/36 μ	195,000	156,074
5.468% 1/23/35 μ	160,000	161,104
5.819% 9/15/29 μ	295,000	302,584
6.204% 11/10/28 μ	185,000	191,461

Bank of Montreal 7.70% 5/26/84 μ	200,000	202,850
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	350,000	344,307
Barclays 9.625% 12/15/29 μ, ψ	200,000	212,580
BPCE 144A 5.716% 1/18/30 #, μ	110,000	110,575
Citigroup
5.174% 2/13/30 μ	199,000	198,130
5.61% 9/29/26 μ	74,000	74,136

Citizens Bank 6.064% 10/24/25 μ	250,000	249,035
Credit Agricole
144A 5.365% 3/11/34 #	170,000	170,580
144A 6.316% 10/3/29 #, μ	250,000	259,307
Deutsche Bank
6.72% 1/18/29 μ	150,000	155,217
7.146% 7/13/27 μ	150,000	154,209

Fifth Third Bancorp 5.631% 1/29/32 μ	65,000	65,109
Fifth Third Bank 5.852% 10/27/25 μ	250,000	249,833
Goldman Sachs Bank USA 5.283% 3/18/27 μ	260,000	259,946
Goldman Sachs Group 6.484% 10/24/29 μ	85,000	89,458
Huntington National Bank 4.552% 5/17/28 μ	250,000	242,500
JPMorgan Chase & Co.
1.764% 11/19/31 μ	300,000	243,153
5.336% 1/23/35 μ	120,000	120,515
6.254% 10/23/34 μ	292,000	312,104
6.875% μ, ψ	165,000	171,150

KeyBank 5.85% 11/15/27	305,000	302,635
KeyCorp 3.878% 5/23/25 μ	100,000	99,553
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
2.484% 9/16/36 μ	115,000	$ 91,004
5.173% 1/16/30 μ	95,000	95,111
5.466% 1/18/35 μ	235,000	237,190
6.138% 10/16/26 μ	40,000	40,471
6.407% 11/1/29 μ	120,000	125,880
6.627% 11/1/34 μ	190,000	207,985
PNC Financial Services Group
5.676% 1/22/35 μ	100,000	100,956
6.875% 10/20/34 μ	80,000	87,648

Popular 7.25% 3/13/28	195,000	199,968
Societe Generale 144A 7.132% 1/19/55 #, μ	200,000	199,813
State Street
4.993% 3/18/27	135,000	135,301
6.123% 11/21/34 μ	170,000	177,313
SVB Financial Group
1.80% 10/28/26 ‡	62,000	39,570
1.80% 2/2/31 ‡	58,000	36,214
2.10% 5/15/28 ‡	30,000	19,184
4.00% 5/15/26 ‡, ψ	105,000	1,903
4.57% 4/29/33 ‡	126,000	79,931

Truist Bank 2.636% 9/17/29 μ	445,000	427,916
Truist Financial 4.95% 9/1/25 μ, ψ	290,000	285,239
UBS Group 144A 9.25% 11/13/28 #, μ, ψ	200,000	217,195
US Bancorp
2.491% 11/3/36 μ	115,000	90,546
4.653% 2/1/29 μ	153,000	150,024
5.384% 1/23/30 μ	45,000	45,210
5.678% 1/23/35 μ	100,000	101,015
6.787% 10/26/27 μ	65,000	67,327
		8,358,019
Basic Industry — 2.40%
Celanese US Holdings 6.05% 3/15/25	53,000	53,115
Freeport-McMoRan 5.45% 3/15/43	370,000	354,547
LYB International Finance III
3.625% 4/1/51	250,000	177,264
5.50% 3/1/34	90,000	90,202

Sherwin-Williams 2.90% 3/15/52	245,000	159,728
		834,856
Brokerage — 1.80%
Jefferies Financial Group
2.625% 10/15/31	425,000	350,364
5.875% 7/21/28	40,000	40,742
6.05% 3/12/25	140,000	140,157
6.50% 1/20/43	90,000	94,487
		625,750
Capital Goods — 7.25%
Amphenol 2.20% 9/15/31	180,000	149,059
NQ-FL9 [0324] 0524 (3564086)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	200,000	$ 161,427
Ashtead Capital 144A 1.50% 8/12/26 #	400,000	364,539
BAE Systems
144A 5.125% 3/26/29 #	200,000	200,791
144A 5.30% 3/26/34 #	200,000	201,078

Boeing 2.196% 2/4/26	380,000	355,918
Howmet Aerospace
3.00% 1/15/29	270,000	244,095
5.95% 2/1/37	25,000	25,897

L3Harris Technologies 5.25% 6/1/31	130,000	129,801
Northrop Grumman 5.20% 6/1/54	180,000	175,446
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	140,000	130,759
Republic Services 5.00% 4/1/34	145,000	143,996
RTX 4.80% 12/15/43	75,000	68,421
Sealed Air 144A 7.25% 2/15/31 #	50,000	52,047
Waste Connections 2.95% 1/15/52	185,000	124,087
		2,527,361
Communications — 8.88%
Altice France 144A 5.125% 1/15/29 #	200,000	137,161
American Tower
5.20% 2/15/29	75,000	75,001
5.45% 2/15/34	70,000	70,141

AT&T 3.50% 9/15/53	390,000	275,373
CCO Holdings
144A 4.50% 6/1/33 #	35,000	27,370
144A 4.75% 2/1/32 #	110,000	89,880
144A 6.375% 9/1/29 #	70,000	66,457

Cellnex Finance 144A 3.875% 7/7/41 #	200,000	157,104
Charter Communications Operating 3.85% 4/1/61	365,000	216,810
Comcast 3.90% 3/1/38	470,000	409,862
CSC Holdings 144A 4.50% 11/15/31 #	200,000	141,781
Discovery Communications 4.00% 9/15/55	98,000	67,122
Rogers Communications
5.00% 2/15/29	105,000	104,315
5.30% 2/15/34	105,000	104,103

Sprint Capital 6.875% 11/15/28	165,000	175,961
Time Warner Cable 7.30% 7/1/38	100,000	101,087
T-Mobile USA
3.375% 4/15/29	420,000	388,767
5.50% 1/15/55	90,000	89,894
5.75% 1/15/34	70,000	72,935
Verizon Communications
2.875% 11/20/50	265,000	173,231
5.50% 2/23/54	65,000	65,749

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)

Warnermedia Holdings 6.412% 3/15/26	85,000	$ 85,002
		3,095,106
Consumer Cyclical — 5.88%
Alimentation Couche-Tard
144A 5.267% 2/12/34 #	250,000	249,458
144A 5.617% 2/12/54 #	25,000	25,255

Amazon.com 2.50% 6/3/50	410,000	261,915
Aptiv 3.10% 12/1/51	249,000	157,199
Ford Motor Credit
5.80% 3/5/27	200,000	200,825
6.95% 3/6/26	200,000	203,896
General Motors
5.40% 4/1/48	114,000	104,668
5.95% 4/1/49	38,000	37,504
6.25% 10/2/43	80,000	81,922

General Motors Financial 5.75% 2/8/31	50,000	50,560
Hyundai Capital America 144A 5.30% 3/19/27 #	145,000	145,064
Toyota Motor Credit
5.10% 3/21/31	280,000	282,331
5.25% 9/11/28	150,000	152,665

VICI Properties 5.75% 4/1/34	95,000	94,188
		2,047,450
Consumer Non-Cyclical — 10.70%
AbbVie
4.95% 3/15/31	170,000	171,298
5.35% 3/15/44	255,000	260,182
Amgen
5.15% 3/2/28	100,000	100,689
5.25% 3/2/30	75,000	76,168
5.25% 3/2/33	166,000	167,472
5.65% 3/2/53	55,000	56,082

Bimbo Bakeries USA 144A 4.00% 5/17/51 #	200,000	155,611
Bunge Limited Finance 2.75% 5/14/31	290,000	249,861
Campbell Soup
5.20% 3/19/27	100,000	100,274
5.40% 3/21/34	150,000	151,196

Cardinal Health 5.125% 2/15/29	150,000	150,358
Gilead Sciences
4.80% 4/1/44	125,000	116,459
5.55% 10/15/53	105,000	108,763
HCA
3.50% 7/15/51	196,000	135,498
5.45% 4/1/31	85,000	85,473
6.00% 4/1/54	120,000	121,904

JBS USA LUX 3.00% 2/2/29	128,000	113,428
Merck & Co. 2.75% 12/10/51	432,000	282,688
Nestle Capital 144A 4.875% 3/12/34 #	260,000	260,084

2    NQ-FL9 [0324] 0524 (3564086)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

Perrigo Finance Unlimited 4.375% 3/15/26	300,000	$ 292,119
Roche Holdings 144A 4.909% 3/8/31 #	200,000	200,935
Royalty Pharma
3.35% 9/2/51	545,000	358,790
3.55% 9/2/50	19,000	13,101
		3,728,433
Electric — 10.83%
AEP Texas 5.40% 6/1/33	55,000	54,913
American Electric Power 5.699% 8/15/25	105,000	105,255
Appalachian Power 4.50% 8/1/32	190,000	178,370
Berkshire Hathaway Energy 2.85% 5/15/51	110,000	70,920
Commonwealth Edison 2.75% 9/1/51	300,000	186,263
Constellation Energy Generation 5.75% 3/15/54	140,000	140,334
DTE Energy 5.10% 3/1/29	125,000	124,553
Duke Energy Indiana 5.40% 4/1/53	110,000	108,055
Edison International 8.125% 6/15/53 μ	113,000	117,146
Eversource Energy 5.45% 3/1/28	120,000	121,541
Indianapolis Power & Light 144A 5.70% 4/1/54 #	85,000	85,286
NextEra Energy Capital Holdings
3.00% 1/15/52	283,000	183,175
5.55% 3/15/54	75,000	74,568
5.749% 9/1/25	50,000	50,231

Niagara Mohawk Power 144A 5.664% 1/17/54 #	55,000	54,767
Northern States Power 5.40% 3/15/54	185,000	186,451
Oglethorpe Power
3.75% 8/1/50	215,000	155,962
4.50% 4/1/47	210,000	174,839
5.25% 9/1/50	225,000	211,030
144A 6.20% 12/1/53 #	30,000	31,565
Pacific Gas & Electric
3.50% 8/1/50	310,000	212,084
5.55% 5/15/29	75,000	75,679

PacifiCorp 2.90% 6/15/52	275,000	168,815
Public Service Co. of Oklahoma 3.15% 8/15/51	170,000	114,035
San Diego Gas & Electric 3.32% 4/15/50	120,000	85,137
Southern California Edison
4.125% 3/1/48	22,000	17,786
5.20% 6/1/34	120,000	118,852
5.65% 10/1/28	145,000	149,259

Vistra Operations 144A 6.95% 10/15/33 #	388,000	414,495
		3,771,366
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy — 9.41%
BP Capital Markets 4.875% 3/22/30 μ, ψ	330,000	$ 315,858
BP Capital Markets America 2.939% 6/4/51	145,000	96,883
Cheniere Energy Partners 4.50% 10/1/29	180,000	171,491
ConocoPhillips 5.55% 3/15/54	190,000	195,964
Diamondback Energy
3.125% 3/24/31	220,000	195,014
4.25% 3/15/52	130,000	105,357
Enbridge
5.75% 7/15/80 μ	215,000	203,735
6.70% 11/15/53	75,000	84,837
Energy Transfer
5.95% 5/15/54	100,000	99,857
6.25% 4/15/49	140,000	143,826
6.50% 11/15/26 μ, ψ	385,000	378,317
8.00% 5/15/54 μ	45,000	47,233

Enterprise Products Operating 3.30% 2/15/53	235,000	166,978
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	186,624	150,096
Kinder Morgan
5.00% 2/1/29	45,000	44,843
5.20% 6/1/33	205,000	201,996
Occidental Petroleum
6.125% 1/1/31	166,000	172,071
6.20% 3/15/40	43,000	44,152
6.60% 3/15/46	26,000	28,038
Targa Resources Partners
4.00% 1/15/32	95,000	85,583
5.00% 1/15/28	350,000	345,249
		3,277,378
Finance Companies — 3.14%
AerCap Ireland Capital DAC
3.00% 10/29/28	300,000	271,604
5.10% 1/19/29	150,000	149,191
Air Lease
4.125% 12/15/26 μ, ψ	153,000	132,937
4.625% 10/1/28	63,000	61,349
5.10% 3/1/29	46,000	45,731

Apollo Debt Solutions BDC 144A 6.90% 4/13/29 #	30,000	30,307
Aviation Capital Group
144A 1.95% 9/20/26 #	300,000	274,232
144A 6.375% 7/15/30 #	125,000	128,806
		1,094,157
Insurance — 4.78%
Aon 5.00% 9/12/32	100,000	99,171
Aon North America
5.125% 3/1/27	100,000	100,634
5.30% 3/1/31	200,000	201,636
NQ-FL9 [0324] 0524 (3564086)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Investment Grade Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Athene Global Funding
144A 1.985% 8/19/28 #	417,000	$ 360,421
144A 2.50% 3/24/28 #	110,000	98,271
144A 2.717% 1/7/29 #	90,000	79,443
Athene Holding
3.45% 5/15/52	125,000	82,135
6.25% 4/1/54	65,000	66,045

Hartford Financial Services Group 2.90% 9/15/51	135,000	88,852
New York Life Global Funding 144A 4.70% 1/29/29 #	140,000	138,602
UnitedHealth Group
4.90% 4/15/31	125,000	125,114
5.375% 4/15/54	220,000	223,918
		1,664,242
Natural Gas — 1.56%
Sempra
4.125% 4/1/52 μ	125,000	115,943
4.875% 10/15/25 μ, ψ	294,000	288,398

Southern California Gas 5.20% 6/1/33	140,000	140,243
		544,584
Real Estate Investment Trusts — 0.54%
Extra Space Storage 2.35% 3/15/32	235,000	188,171
		188,171
Technology — 6.03%
Apple 2.70% 8/5/51	105,000	69,563
Autodesk 2.40% 12/15/31	185,000	155,020
Broadcom 144A 3.469% 4/15/34 #	155,000	132,875
CDW 3.276% 12/1/28	435,000	397,292
Cisco Systems 4.95% 2/26/31	175,000	176,635
CoStar Group 144A 2.80% 7/15/30 #	175,000	149,349
Entegris
144A 4.75% 4/15/29 #	140,000	134,325
144A 5.95% 6/15/30 #	135,000	133,531
Marvell Technology
1.65% 4/15/26	210,000	195,388
2.45% 4/15/28	110,000	99,234
Oracle
3.60% 4/1/50	195,000	140,994
6.125% 7/8/39	170,000	177,886

Sensata Technologies 144A 3.75% 2/15/31 #	160,000	138,563
		2,100,655
Transportation — 0.13%
ERAC USA Finance 144A 5.40% 5/1/53 #	45,000	45,204
		45,204
Total Corporate Bonds (cost $35,819,302)		33,902,732

	Principalamount°	Value (US $)

Municipal Bonds — 0.28%
Commonwealth of Puerto Rico(Restructured)
Series A-1 2.993% 7/1/24^	1,142	$ 1,131
Series A-1 4.00% 7/1/35	5,110	5,023

GDB Debt Recovery Authority of Puerto Rico Revenue 7.50% 8/20/40	96,126	92,281
Total Municipal Bonds (cost $97,455)		98,435

Loan Agreements — 1.02%
Standard Industries 7.693% (SOFR01M + 2.36%) 9/22/28 •	352,873	353,448
Total Loan Agreements (cost $349,293)		353,448
	Number of shares
Short-Term Investments — 0.58%
Money Market Mutual Funds — 0.58%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	50,427	50,427
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	50,426	50,426
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	50,426	50,426
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	50,426	50,426
Total Short-Term Investments (cost $201,705)		201,705

Total Value of Securities—99.23% (cost $36,479,018)		34,567,575
Receivables and Other Assets Net of Liabilities—0.77%		268,424
Net Assets Applicable to 3,972,634 Shares Outstanding—100.00%		$34,835,999
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $6,315,664, which represents 18.13% of the Series’ net assets.

4    NQ-FL9 [0324] 0524 (3564086)

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
DAC – Designated Activity Company
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar
NQ-FL9 [0324] 0524 (3564086)    5